UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2012 to March 31, 2012

Commission File Number of issuing entity: 333-179209-01

Huntington Auto Trust 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-179209

Huntington Funding, LLC
(Exact name of depositor as specified in its charter)

The Huntington National Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	45-6736173
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

41 South High Street, Columbus, Ohio	43287
(Address of principle executive offices of the issuing entity)	(Zip Code)
(614) 480-8300
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If section 12(b))
Class A-1			☒
Class A-2			☒
Class A-3			☒
Class A-4			☒
Class B Notes			☒
Class C Notes			☒
Class D Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

Explanatory Note

This Form 10-D/A amends and supersedes in its entirety the Form 10-D and EX-99.1 previously filed on April 30, 2012.  We are filing this Form 10-D/A to provide the information required under Item 1121(c)(1) of Regulation AB under the Securities Act of 1933, as amended. No other corrections are made herein but, in the interest of clarity, this report restates in its entirety the previously filed report.

TABLE OF CONTENTS

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

Item 3. Sales of Securities and Use of Proceeds

Item 4. Defaults Upon Senior Securities

Item 5. Submission of Matters to a Vote of Security Holders

Item 6. Significant Obligors of Pool Assets

Item 7. Significant Enhancement Provider Information

Item 8. Other Information

Item 9. Exhibits

Signature

EXHIBIT INDEX

Monthly Statement to Securityholder for the Period from February 1, 2012 to March 31, 2012.

PART 1 – DISTIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Distribution and pool performance information of the asset pool of the issuing entity is set forth in the monthly Statement to Security Holder attached hereto as Exhibit 99.1.

Item 1121(c) of Regulation AB.  Repurchases and Replacements

The information required by Rule 15Ga–1(a) under the Securities Exchange Act of 1934, as amended, with respect to Huntington Auto Trust 2012-1 for the distribution period commencing on February 1, 2012, and ending on March 31, 2012, is set forth in the ABS-15G Table attached hereto as Exhibit 99.2.  Huntington Funding, LLC (CIK #0001540483), as securitizer, most recently filed a Form ABS-15G on February 8, 2012, with respect to all asset-backed securities sponsored by it, including those securities issued by Huntington Auto Trust 2012-1.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

None.

Item 3. Sales of Securities and Use of Proceeds

None.

Item 4. Defaults Upon Senior Securities

None.

Item 5. Submission of Matters to Vote of Security Holders

None.

Item 6. Significant Obligors of Pool Assets

None.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information

None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from February 1, 2012 to March 31, 2012.
99.2	ABS-15G Table.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Huntington Auto Trust 2012-1
(Issuing Entity)

by: The Huntington National Bank
(Servicer, not in its individual capacity but
Solely as Servicer on behalf of Issuing Entity)

/s/ Scott J. McKim
Scott J. McKim,
Senior Vice President
Product Manager

Date: October 17, 2012

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from February 1, 2012 to March 31, 2012.
99.2	ABS-15G Table.